Jun-19-07 11:47am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-672 P.002/002 F-440

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

1-08198

NYSE Group

CERTNYS

June 18, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC FINANCE CORPORATION, Floating Rate Notes due April 24, 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 15, 2007. Tentative listing date – June 19, 2007.

Sincerely

PROCESSED
JUN 20 2007
THOMSON FINANCIAL

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